PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The carrying amounts of the Company’s property, plant and equipment and the movements for the nine months ended September 30, 2024 are as follows:

2024
US$’000 (Unaudited)
At January 1, 2024
Cost	143,727
Accumulated depreciation	(35,002)
Net carrying amount	108,725
At January 1, 2024, net of accumulated depreciation	108,725
Additions	3,650
Disposals	(982)
Depreciation provided during the period	(7,957)
Exchange realignment	595
At September 30, 2024, net of accumulated depreciation	104,031
At September 30, 2024:
Cost	146,338
Accumulated depreciation	(42,307)
Net carrying amount	104,031